Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance at Dec. 31, 2016	$ 19,049	$ 15,492	$ 182,809	$ (3)	$ (179,249)
Beginning balance (in shares) at Dec. 31, 2016		50,165,432
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares and warrants, net of insurance costs (in shares)		66,396,485
Issuance of ordinary shares and warrants, net of insurance costs	23,225	$ 8,767	14,458
Share-based compensation expense	455		455
Unrealized gain on investments	13			13
Currency translation adjustments	(21)			(21)
Net loss	(10,524)				(10,524)
Ending balance at Dec. 31, 2017	32,197	$ 24,259	197,722	(11)	(189,773)
Ending balance (in shares) at Dec. 31, 2017		116,561,917
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	270		270
Unrealized gain on investments	1			1
Currency translation adjustments	43			43
Net loss	(13,627)				(13,627)
Ending balance at Dec. 31, 2018	$ 21,344	$ 24,259	$ 197,992	$ 33	$ (200,940)
Ending balance (in shares) at Dec. 31, 2018		116,561,917